CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Non-current assets
Property, plant and equipment			$ 764
Right-of-use assets			730
Deferred offering costs	211	1,643
Prepayments, deposits and other receivables	13	105	105
Total Non-current assets	224	1,748	1,599
Current assets
Inventories	4,449	34,705	18,603
Prepayments, deposits and other receivables	69	536	580
Trade receivables - net	1,885	14,704	24,991
Bank balances - client accounts	6,988	54,503	60,240
Bank balances and cash	780	6,084	4,282
Total current assets	14,171	110,532	108,696
Total assets	14,395	112,280	110,295
SHAREHOLDERS’ EQUITY
Subscription receivables	(1)	(10)	(10)
Additional paid-in capital	1	9	9
Other reserves	3,055	23,827	23,569
Retained earnings	1,879	14,658	4,572
Total equity	4,936	38,503	28,159
Current liabilities
Trade payables	7,158	55,829	61,667
Other payables and accruals	395	3,078	1,621
Lease liabilities - current portion			843
Loan from a former related company	19	150	150
Dividend payables			6,444
Amount due to a director	437	3,407	3,168
Tax payables	1,450	11,313	8,243
Total liabilities	9,459	73,777	82,136
Total shareholders’ equity and liabilities	14,395	112,280	110,295
Class A Ordinary [Member]
SHAREHOLDERS’ EQUITY
Ordinary stock value	1	9	9
Class B Ordinary [Member]
SHAREHOLDERS’ EQUITY
Ordinary stock value	$ 1	$ 10	$ 10